Derivatives and Hedging Activities (Details) - Schedule of balance sheet classification and fair values of derivative instruments € in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 104,600	€ 68,400
Fair value	463		$ 4,052
Notional amount	213,427		207,163
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	34		71
Notional amount of derivative asset	58,003		29,244
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(47)		(21)
Notional amount of derivative liability	46,570		82,818
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current assets [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset			89,414
Fair value derivative asset	3,143		4,005
Notional amount of derivative asset	30,237
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset			3
Fair value derivative liability	(2,667)
Notional amount of derivative liability	$ 78,617		$ 5,687